Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Mid-Cap Value Series, Inc.
Entity Central Index Key	0000918848
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000007002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$67	1.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 976,478,489
Holdings Count | Holding	108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$976,478,489
Number of Portfolio Holdings	108
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.0%
Financials	15.8%
Health Care	12.5%
Information Technology	10.2%
Materials	7.1%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Utilities	6.7%
Real Estate	5.6%
Energy	5.1%
Communication Services	3.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(b)Excludes short-term securities.
C000199762 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MJRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[2]
Net Assets	$ 976,478,489
Holdings Count | Holding	108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$976,478,489
Number of Portfolio Holdings	108
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.0%
Financials	15.8%
Health Care	12.5%
Information Technology	10.2%
Materials	7.1%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Utilities	6.7%
Real Estate	5.6%
Energy	5.1%
Communication Services	3.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(b)Excludes short-term securities.
C000007000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.74%	[3]
Net Assets	$ 976,478,489
Holdings Count | Holding	108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$976,478,489
Number of Portfolio Holdings	108
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.0%
Financials	15.8%
Health Care	12.5%
Information Technology	10.2%
Materials	7.1%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Utilities	6.7%
Real Estate	5.6%
Energy	5.1%
Communication Services	3.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(b)Excludes short-term securities.
C000006998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$53	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[4]
Net Assets	$ 976,478,489
Holdings Count | Holding	108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$976,478,489
Number of Portfolio Holdings	108
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.0%
Financials	15.8%
Health Care	12.5%
Information Technology	10.2%
Materials	7.1%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Utilities	6.7%
Real Estate	5.6%
Energy	5.1%
Communication Services	3.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(b)Excludes short-term securities.
C000007001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MARFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[5]
Net Assets	$ 976,478,489
Holdings Count | Holding	108
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$976,478,489
Number of Portfolio Holdings	108
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.0%
Financials	15.8%
Health Care	12.5%
Information Technology	10.2%
Materials	7.1%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Utilities	6.7%
Real Estate	5.6%
Energy	5.1%
Communication Services	3.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
First Citizens BancShares, Inc., Class A	2.8%
SS&C Technologies Holdings, Inc.	2.7%
Western Digital Corp.	2.6%
Cardinal Health, Inc.	2.5%
CVS Health Corp.	2.0%
State Street SPDR S&P Biotech ETF	2.0%
WESCO International, Inc.	2.0%
Becton Dickinson & Co.	1.9%
Fidelity National Information Services, Inc.	1.9%
Maximus, Inc.	1.8%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.